Note 16 - Acquisition - Pro Forma Information (Details) - Green Giant [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Pro forma net sales	$ 1,865,074	$ 1,823,457
Pro forma net earnings	$ 104,778	$ 31,762